Organization, Principal Activities and Management's Plans (Details Narrative) - USD ($)			6 Months Ended
	Dec. 13, 2009	Jul. 01, 2007	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Purchase price of assets		$ 1,800,000
Net income loss			$ (1,815,274)	$ 2,004,697
Cash flow from operating activities			(765,961)	$ 629,344
Working capital deficiency			5,200,000		$ 4,900,000
Increase in working capital			300,000
Accumulated deficit			$ (172,750,711)		$ (170,935,437)
iASPEC Technology Group Co., Ltd. (iASPEC) [Member]
Net profit received, percentage	95.00%